Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Certain Plan investments are shares of mutual funds managed by Fidelity Management and Research Company, an affiliate of the Trustee and Recordkeeper, and, therefore, qualify as party-in-interest transactions. The Plan had 2,426,404 and 2,914,963 units of the Fidelity Growth Company Pool commingled fund valued at $215,197,810 and $206,204,464, respectively, as of December 31, 2025 and 2024. The Plan also had cash and cash equivalents in the Fidelity Short-term Investment Fund of $2,388,785 and $2,228,550, respectively, as of December 31, 2025 and 2024. Additionally, the Plan holds investments in shares of Hasbro, Inc. common stock, the Plan Sponsor. The Plan had 193,775 and 206,986 shares of Hasbro, Inc. common stock valued at $15,889,550 and $11,572,587, respectively, as of December 31, 2025 and 2024. These transactions qualify as exempt party-in-interest transactions.